Liquidity risk and nature of operations (Detail Textuals) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended		33 Months Ended	36 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Going Concern and Nature Of Operations [Abstract]
Net loss	$ 7,405,319	$ 411,535	$ 108,759	$ 2,400,363	$ 1,333,011	$ 3,842,133	$ 11,247,452
Accumulated deficit	(14,979,136)			(3,842,133)	(1,441,770)	(3,842,133)	(14,979,136)
Cash and cash equivalents	7,532,835	1,981,349	24,375	17,782	15,018	17,782	7,532,835
Working capital	$ 6,818,307			$ (942,562)		$ (942,562)	$ 6,818,307